Franklin Value Investors Trust
Statement of Investments, January 31, 2020 (unaudited)
Franklin MicroCap Value Fund
		Shares	Value
	Common Stocks 96.2%
	Aerospace & Defense 1.4%
[a]	Ducommun Inc.	56,300	$2,304,359
	Banks 23.8%
	BankFinancial Corp.	14,400	179,568
	Bar Harbor Bankshares	187,700	4,129,400
	BCB Bancorp Inc.	13,000	170,560
	Codorus Valley Bancorp Inc.	10,715	233,587
	First Business Financial Services Inc.	34,900	878,782
	First Defiance Financial Corp.	156,600	4,602,474
	First Internet Bancorp.	215,400	5,710,254
	Investar Holding Corp.	202,822	4,484,395
	Northeast Bank	231,170	4,639,582
	Orrstown Financial Services Inc.	41,200	849,132
	Peoples Financial Services Corp.	89,943	4,168,858
[a]	Select Bancorp Inc	11,685	135,546
	Shore Bancshares Inc.	7,345	119,356
	Southern Missouri Bancorp Inc.	108,900	3,879,018
	Territorial Bancorp Inc.	23,600	685,108
	WesBanco Inc.	42,357	1,402,864
	Western New England Bancorp Inc.	19,600	176,008
	WSFS Financial Corp.	107,500	4,288,175
			40,732,667
	Building Products 3.0%
	Burnham Holdings Inc., A	127,282	1,729,126
[a]	Gibraltar Industries Inc.	62,600	3,412,952
			5,142,078
	Construction & Engineering 6.1%
[a]	Ameresco Inc., A	211,800	4,064,442
[a]	Northwest Pipe Co.	95,000	3,109,350
[a]	Sterling Construction Co.	225,782	2,974,678
[a]	Williams Industrial Services Group Inc.	253,925	340,259
			10,488,729
	Consumer Durables & Apparel 6.8%
	Crown Crafts Inc.	180,900	1,148,715
	Culp Inc.	117,500	1,484,025
[a]	Delta Apparel Inc.	125,600	3,150,048
	Flexsteel Industries Inc.	52,900	867,560
[a]	Lakeland Industries Inc.	47,450	661,453
	Rocky Brands Inc.	112,720	3,059,221
[a]	Vera Bradley Inc.	125,500	1,202,290
			11,573,312
	Consumer Services 2.5%
[a]	Century Casinos Inc.	113,000	941,290
[a]	Full House Resorts Inc.	1,044,563	3,384,384
			4,325,674
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin MicroCap Value Fund (continued)
		Shares	Value
	Common Stocks (continued)
	Diversified Financials 1.9%
	Arbor Realty Trust Inc.	200,513	$2,961,577
[a,b]	Origen Financial Inc.	1,900,000	214,700
			3,176,277
	Electrical Equipment 5.2%
	LSI Industries Inc.	621,700	4,134,305
	Powell Industries Inc.	55,100	2,273,977
[a]	Ultralife Corp.	357,202	2,482,554
			8,890,836
	Energy 5.7%
	Adams Resources & Energy Inc.	30,000	1,060,800
[a]	Ardmore Shipping Corp. (Ireland)	405,500	2,493,825
[a]	Geospace Technologies Corp.	77,500	1,039,275
[a]	Natural Gas Services Group Inc.	204,400	2,150,288
[a]	Renewable Energy Group Inc.	63,821	1,677,216
[a]	REX American Resources Corp.	17,400	1,311,090
			9,732,494
	Food & Staples Retailing 2.4%
	Village Super Market Inc., A	183,800	4,091,388
	Food, Beverage & Tobacco 2.8%
[a]	Seneca Foods Corp., A	121,808	4,817,506
	Health Care Equipment & Services 0.9%
	Invacare Corp.	208,300	1,601,827
	Insurance 0.8%
[a]	ACMAT Corp., A	25,816	810,881
	Kingstone Cos. Inc.	63,200	499,280
			1,310,161
	Machinery 8.0%
	Alamo Group Inc.	29,500	3,674,520
	Hurco Cos. Inc.	105,200	3,292,760
	Miller Industries Inc.	99,100	3,410,031
	Spartan Motors Inc.	188,800	3,209,600
			13,586,911
	Materials 6.7%
[a]	Flotek Industries Inc.	189,800	322,660
	Mercer International Inc. (Germany)	192,300	2,117,223
	The Monarch Cement Co.	55,699	3,342,497
	Olympic Steel Inc.	116,300	1,709,610
	Schnitzer Steel Industries Inc., A	63,200	1,016,256
[a]	Universal Stainless & Alloy Products Inc.	223,000	2,954,750
			11,462,996
	Media & Entertainment 0.5%
[a]	DHI Group Inc.	304,800	853,440
  |  2

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin MicroCap Value Fund (continued)
		Shares	Value
	Common Stocks (continued)
	Real Estate 2.8%
	Alpine Income Property Trust Inc.	38,700	$736,074
	Consolidated-Tomoka Land Co.	8,400	533,064
	Griffin Industrial Realty Inc.	88,168	3,570,804
			4,839,942
	Retailing 3.9%
	Caleres Inc.	123,600	2,169,180
	Haverty Furniture Cos. Inc.	147,600	2,971,188
	Shoe Carnival Inc.	42,500	1,524,050
			6,664,418
	Semiconductors & Semiconductor Equipment 2.0%
[a]	Photronics Inc.	272,600	3,483,828
	Technology Hardware & Equipment 4.6%
[a]	Digi International Inc.	75,600	1,194,102
[a]	Key Tronic Corp.	471,700	2,735,860
[a]	Kimball Electronics Inc.	79,000	1,278,220
	Richardson Electronics Ltd.	375,000	1,976,250
[a]	Sierra Wireless Inc. (Canada)	78,100	752,103
			7,936,535
	Telecommunication Services 2.5%
	ATN International Inc.	38,700	2,239,569
[a]	ORBCOMM Inc.	219,600	788,364
	Spok Holdings Inc.	119,300	1,266,966
			4,294,899
	Trading Companies & Distributors 1.6%
[a]	Houston Wire & Cable Co.	209,377	833,320
[a]	Titan Machinery Inc.	156,700	1,913,307
			2,746,627
	Utilities 0.3%
	Polaris Infrastructure Inc. (Canada)	53,800	586,170
	Total Common Stocks (Cost $101,482,308)		164,643,074
  |  3

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin MicroCap Value Fund (continued)
		Shares	Value
	Short Term Investments (Cost $7,334,529) 4.3%
	Money Market Funds 4.3%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 1.21%	7,334,529	$7,334,529
	Total Investments (Cost $108,816,837) 100.5%		171,977,603
	Other Assets, less Liabilities (0.5)%		(937,082)
	Net Assets 100.0%		$171,040,521

[a]Non-income producing.
[b]See Note 3 regarding holdings of 5% voting securities.
[c]See Note 4 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.
  |  4

Franklin Value Investors Trust
Statement of Investments, January 31, 2020 (unaudited)
Franklin Mutual U.S. Value Fund
		Shares	Value
	Common Stocks 90.6%
	Automobiles & Components 3.2%
	General Motors Co.	646,600	$21,589,974
	Thor Industries Inc.	60,000	4,831,200
			26,421,174
	Banks 12.7%
	Bank of America Corp.	741,100	24,330,313
	Citigroup Inc.	236,900	17,627,729
	Citizens Financial Group Inc.	338,300	12,611,824
	Farmers & Merchants Bank of Long Beach	1,475	11,478,450
	JPMorgan Chase & Co.	187,200	24,777,792
	Wells Fargo & Co.	327,563	15,375,807
			106,201,915
	Capital Goods 6.6%
[a]	AerCap Holdings NV (Ireland)	102,200	5,785,542
	Astec Industries Inc.	60,100	2,478,524
	General Electric Co.	1,597,500	19,888,875
	Oshkosh Corp.	72,600	6,246,504
	Regal Beloit Corp.	170,800	13,400,968
	Terex Corp.	292,100	7,404,735
			55,205,148
	Commercial & Professional Services 0.7%
	Tetra Tech Inc.	72,700	6,223,120
	Consumer Durables & Apparel 5.9%
	Lennar Corp., A	74,300	4,930,548
	Lennar Corp., B	160,200	8,412,102
	PVH Corp.	170,000	14,818,900
	Tapestry Inc.	421,500	10,862,055
	Toll Brothers Inc.	236,100	10,473,396
			49,497,001
	Diversified Financials 4.4%
	Capital One Financial Corp.	215,700	21,526,860
	Voya Financial Inc.	249,700	14,914,581
			36,441,441
	Energy 10.0%
	Chevron Corp.	143,900	15,417,446
	Kinder Morgan Inc.	1,182,300	24,674,601
	Marathon Oil Corp.	330,200	3,754,374
	Royal Dutch Shell PLC, A, ADR (United Kingdom)	262,700	13,699,805
	Schlumberger Ltd.	438,700	14,700,837
	Valero Energy Corp.	130,000	10,960,300
			83,207,363
	Food & Staples Retailing 1.2%
	Walgreens Boots Alliance Inc.	202,500	10,297,125
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  5

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Mutual U.S. Value Fund (continued)
		Shares	Value
	Common Stocks (continued)
	Food, Beverage & Tobacco 7.8%
	Archer-Daniels-Midland Co.	501,300	$22,438,188
	Bunge Ltd.	163,400	8,567,062
	The Kraft Heinz Co.	540,300	15,776,760
	Molson Coors Beverage Co., B	327,300	18,191,334
			64,973,344
	Health Care Equipment & Services 1.1%
	Anthem Inc.	7,700	2,042,656
[a]	Envista Holdings Corp.	234,500	6,938,855
			8,981,511
	Materials 3.4%
	Huntsman Corp.	399,700	8,217,832
	Reliance Steel & Aluminum Co.	89,690	10,296,412
	Westlake Chemical Corp.	167,500	10,251,000
			28,765,244
	Media 4.7%
[a]	Discovery Inc., C	933,337	25,918,769
	News Corp., B	965,800	13,492,226
			39,410,995
	Multi-line Insurance 4.2%
	American International Group Inc.	381,400	19,169,164
	The Hartford Financial Services Group Inc.	274,400	16,266,432
			35,435,596
	Pharmaceuticals, Biotechnology & Life Sciences 3.5%
[a]	Bio-Rad Laboratories Inc., A	35,995	12,991,315
	Perrigo Co. PLC	285,100	16,262,104
			29,253,419
	Real Estate 5.5%
	Brixmor Property Group Inc.	1,189,600	23,744,416
	Mid-America Apartment Communities Inc.	38,300	5,255,143
	Regency Centers Corp.	56,100	3,480,444
	Vornado Realty Trust	202,400	13,311,848
			45,791,851
	Reinsurance 2.4%
	Everest Re Group Ltd.	73,500	20,327,895
	Retailing 2.0%
	Dick’s Sporting Goods Inc.	386,600	17,099,318
	Software & Services 6.2%
	NortonLifeLock Inc.	1,401,200	39,822,104
	Oracle Corp.	234,600	12,304,770
			52,126,874
  |  6

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Mutual U.S. Value Fund (continued)
		Shares	Value
	Common Stocks (continued)
	Technology Hardware & Equipment 3.4%
	Corning Inc.	754,300	$20,132,267
	Western Digital Corp.	120,200	7,873,100
			28,005,367
	Transportation 1.2%
[a]	JetBlue Airways Corp.	490,100	9,718,683
	Utilities 0.5%
	The AES Corp.	210,900	4,188,474
	Total Common Stocks (Cost $630,654,278)		757,572,858
		Principal Amount
	Corporate Bonds 0.7%
	Capital Goods 0.2%
	Mueller Industries Inc., sub. bond, 6.00%, 3/01/27	$1,490,000	1,524,043
	Software & Services 0.5%
[b]	Veritas U.S. Inc./Veritas Bermuda Ltd., senior note, 144A, 10.50%, 2/01/24	4,661,000	4,295,880
	Total Corporate Bonds (Cost $5,587,256)		5,819,923
	Total Investments before Short Term Investments (Cost $636,241,534)		763,392,781
		Shares
	Short Term Investments (Cost $89,680,290) 10.7%
	Money Market Funds 10.7%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 1.21%	89,680,290	89,680,290
	Total Investments (Cost $725,921,824) 102.0%		853,073,071
	Other Assets, less Liabilities (2.0)%		(16,566,552)
	Net Assets 100.0%		$836,506,519

See Abbreviations on page 15.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of this security was $4,295,880, representing 0.5% of net assets.
[c]See Note 4 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.
  |  7

Franklin Value Investors Trust
Statement of Investments, January 31, 2020 (unaudited)
Franklin Small Cap Value Fund
		Shares	Value
	Common Stocks 97.5%
	Automobiles & Components 1.6%
	Gentex Corp.	74,000	$2,202,980
	LCI Industries	29,793	3,216,750
	Thor Industries Inc.	433,900	34,937,628
			40,357,358
	Banks 16.5%
	Atlantic Union Bankshares Corp.	368,040	12,399,268
	Bryn Mawr Bank Corp.	988,052	37,071,711
	CenterState Bank Corp.	1,246,400	28,118,784
	Columbia Banking System Inc.	1,808,390	69,984,693
	First Horizon National Corp.	4,176,344	66,821,504
[a]	First of Long Island Corp.	1,230,606	27,147,168
	German American Bancorp Inc.	376,500	12,872,535
	Glacier Bancorp Inc.	442,100	18,731,777
	Lakeland Financial Corp.	1,045,545	49,600,655
	Peoples Bancorp Inc.	540,026	17,572,446
	TCF Financial Corp.	625,053	26,427,241
	TrustCo Bank Corp. NY	1,639,400	13,000,442
	Washington Trust Bancorp Inc.	473,341	22,403,230
			402,151,454
	Building Products 4.8%
[b]	Gibraltar Industries Inc.	922,257	50,281,451
	Insteel Industries Inc.	896,697	20,059,112
	Universal Forest Products Inc.	988,733	47,360,311
			117,700,874
	Commercial & Professional Services 2.4%
[b]	Huron Consulting Group Inc.	197,926	12,827,584
	McGrath RentCorp	580,689	44,898,874
			57,726,458
	Consumer Durables & Apparel 5.6%
	Brunswick Corp.	422,000	26,522,700
	Carter’s Inc.	598,119	63,442,482
	Toll Brothers Inc.	865,214	38,380,893
[b]	Unifi Inc.	367,700	7,912,904
			136,258,979
	Consumer Services 5.5%
	Brinker International Inc.	734,377	31,350,554
	Jack in the Box Inc.	520,600	42,559,050
	Wyndham Hotels and Resorts Inc.	1,045,700	59,782,669
			133,692,273
	Diversified Financials 1.1%
	Houlihan Lokey Inc.	500,500	25,950,925
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  8

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Small Cap Value Fund (continued)
		Shares	Value
	Common Stocks (continued)
	Electrical Equipment 2.5%
	Encore Wire Corp.	66,418	$3,607,162
	Regal Beloit Corp.	727,700	57,095,342
			60,702,504
	Energy 2.3%
	Crescent Point Energy Corp. (Canada)	8,829,000	29,085,335
	Hunting PLC (United Kingdom)	5,350,981	21,598,574
[b]	Natural Gas Services Group Inc.	531,000	5,586,120
			56,270,029
	Food & Staples Retailing 0.7%
[b]	BJ’s Wholesale Club Holdings Inc.	825,300	16,935,156
	Food, Beverage & Tobacco 1.1%
	Glanbia PLC (Ireland)	1,157,000	13,480,171
	Maple Leaf Foods Inc. (Canada)	659,764	12,921,105
			26,401,276
	Health Care Equipment & Services 1.5%
[b]	Envista Holdings Corp.	422,700	12,507,693
[b]	Integer Holdings Corp.	276,300	23,596,020
			36,103,713
	Insurance 11.0%
	CNO Financial Group Inc.	817,200	14,374,548
	The Hanover Insurance Group Inc.	582,900	80,778,282
	Horace Mann Educators Corp.	1,742,315	74,936,968
	Old Republic International Corp.	3,243,700	73,145,435
	Selective Insurance Group Inc.	395,800	26,221,750
			269,456,983
	Machinery 13.4%
	Astec Industries Inc.	743,942	30,680,168
	Barnes Group Inc.	249,600	15,767,232
	Columbus McKinnon Corp.	336,700	11,781,133
	Federal Signal Corp.	293,236	9,430,470
	The Greenbrier Cos. Inc.	742,820	17,894,534
	Kennametal Inc.	1,010,022	31,603,588
	Miller Industries Inc.	55,400	1,906,314
	Mueller Industries Inc.	554,288	16,168,581
	Mueller Water Products Inc., A	4,415,444	51,439,923
	Oshkosh Corp.	639,700	55,039,788
[b]	Rexnord Corp.	1,587,400	51,828,610
[b]	SPX Flow Inc.	765,200	33,469,848
			327,010,189
	Materials 9.2%
	Carpenter Technology Corp.	116,843	4,643,341
	Eagle Materials Inc.	710,800	64,803,636
	Minerals Technologies Inc.	867,871	46,977,857
  |  9

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Small Cap Value Fund (continued)
		Shares	Value
	Common Stocks (continued)
	Materials (continued)
	OceanaGold Corp. (Australia)	8,959,702	$18,752,077
	PH Glatfelter Co.	1,602,835	26,767,345
	PolyOne Corp.	837,500	27,788,250
	Reliance Steel & Aluminum Co.	313,100	35,943,880
			225,676,386
	Media & Entertainment 0.6%
	Cinemark Holdings Inc.	487,689	15,367,080
	Real Estate 6.1%
	Brandywine Realty Trust	2,267,973	35,425,738
	Healthcare Realty Trust Inc.	43,600	1,572,216
	Highwoods Properties Inc.	937,800	46,993,158
	Retail Properties of America Inc., A	3,153,267	38,312,194
	Sunstone Hotel Investors Inc.	1,981,436	25,124,609
	Weingarten Realty Investors	24,600	715,860
			148,143,775
	Retailing 0.4%
	Caleres Inc.	585,354	10,272,963
	Semiconductors & Semiconductor Equipment 3.9%
[b]	Advanced Energy Industries Inc.	584,480	40,878,531
	MKS Instruments Inc.	273,877	28,707,787
[b]	Synaptics Inc.	396,894	26,468,861
			96,055,179
	Technology Hardware & Equipment 6.0%
[b]	Coherent Inc.	336,565	47,600,388
[b]	FARO Technologies Inc.	25,800	1,332,828
[b]	II-VI Inc.	1,314,300	44,226,195
[b]	NetScout Systems Inc.	143,094	3,678,947
[b]	Plexus Corp.	714,003	50,779,893
			147,618,251
	Transportation 0.0%†
	Heartland Express Inc.	65,300	1,220,457
	Utilities 1.3%
	Black Hills Corp.	193,400	16,058,002
	IDACORP Inc.	98,099	11,005,727
	Spire Inc.	50,658	4,271,482
			31,335,211
	Total Common Stocks (Cost $2,088,326,186)		2,382,407,473
  |  10

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Small Cap Value Fund (continued)
		Principal Amount	Value
	Corporate Bonds (Cost $4,532,000) 0.2%
	Machinery 0.2%
	Mueller Industries Inc., sub. bond, 6.00%, 3/01/27	$4,532,000	$4,635,545
	Total Investments before Short Term Investments (Cost $2,092,858,186)		2,387,043,018
		Shares
	Short Term Investments (Cost $59,895,788) 2.5%
	Money Market Funds 2.5%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 1.21%	59,895,788	59,895,788
	Total Investments (Cost $2,152,753,974) 100.2%		2,446,938,806
	Other Assets, less Liabilities (0.2)%		(4,789,142)
	Net Assets 100.0%		$2,442,149,664

†Rounds to less than 0.1% of net assets.
[a]See Note 3 regarding holdings of 5% voting securities.
[b]Non-income producing.
[c]See Note 4 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.
  |  11

Franklin Value Investors Trust
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts,
  |  12

Franklin Value Investors Trust
Notes to Statements of Investments (unaudited)
futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At January 31, 2020, a market event occurred resulting in a portion of the securities held by certain or all Funds being valued using fair value procedures.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3.  HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended January 31, 2020, investments in “affiliated companies” were as follows:
Name of Issuer	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin MicroCap Value Fund
Non-Controlled Affiliates
Full House Resorts Inc.	$4,249,282	$ —	$(2,177,928)	$115,894	$—[a]	$—[a]	—[a]	$ —
Origen Financial Inc.	171,000	—	—	—	43,700	214,700	1,900,000	—
Total Affiliated Securities (Value is 0.1% of Net Assets)	$4,420,282	$ —	$(2,177,928)	$115,894	$43,700	$214,700		$ —
Franklin Small Cap Value Fund
Non-Controlled Affiliates
First of Long Island Corp. (Value is 1.1% of Net Assets)	$28,845,405	$ —	$ —	$ —	$(1,698,237)	$27,147,168	1,230,606	$221,509
aAs of January 31, 2020, no longer an affiliate.
4.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended January 31, 2020, investments in affiliated management investment companies were as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin MicroCap Value Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.21%	$7,075,299	$14,363,452	$(14,104,222)	$ —	$ —	$7,334,529	7,334,529	$19,411
Franklin Mutual U.S. Value Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.21%	$85,446,583	$75,996,120	$(71,762,413)	$ —	$ —	$89,680,290	89,680,290	$268,962
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Franklin Value Investors Trust
Notes to Statements of Investments (unaudited)
4.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES (continued)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.21%	$59,956,984	$148,153,686	$(148,214,882)	$ —	$ —	$59,895,788	59,895,788	$211,288
5.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2020, in valuing the Funds’ assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin MicroCap Value Fund
Assets:
Investments in Securities:[a]
Equity Investments:
Diversified Financials	$2,961,577	$214,700	$—	$3,176,277
Insurance	499,280	810,881	—	1,310,161
All Other Equity Investments	160,156,636	—	—	160,156,636
Short Term Investments	7,334,529	—	—	7,334,529
Total Investments in Securities	$170,952,022	$1,025,581	$ —	$171,977,603
Franklin Mutual U.S. Value Fund
Assets:
Investments in Securities:[a]
Equity Investments	$757,572,858	$—	$—	$757,572,858
Corporate Bonds	—	5,819,923	—	5,819,923
Short Term Investments	89,680,290	—	—	89,680,290
Total Investments in Securities	$847,253,148	$5,819,923	$ —	$853,073,071
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Franklin Value Investors Trust
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Franklin Small Cap Value Fund
Assets:
Investments in Securities:[a]
Equity Investments:
Energy	$34,671,455	$21,598,574	$—	$56,270,029
Food, Beverage & Tobacco	12,921,105	13,480,171	—	26,401,276
All Other Equity Investments	2,299,736,168	—	—	2,299,736,168
Corporate Bonds	—	4,635,545	—	4,635,545
Short Term Investments	59,895,788	—	—	59,895,788
Total Investments in Securities	$2,407,224,516	$39,714,290	$ —	$2,446,938,806

[a]For detailed categories, see the accompanying Statement of Investments.
6.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR	American Depositary Receipt

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
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